Statements of Consolidated Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Income Statement [Abstract]
Net Sales	$ 2,462,171	$ 2,375,445	$ 2,212,849
Cost of Sales	1,779,209	1,720,973	1,599,739
Gross Profit	682,962	654,472	613,110
Selling, Distribution and Administrative, including depreciation	506,563	486,077	462,347
Operating Income	176,399	168,395	150,763
Interest Expense	621	457	2,081
Interest Income	(456)	(466)	(413)
Other Expense (Income), net	(1,431)	1,578	(3,793)
Income Before Income Taxes	177,665	166,826	152,888
Income Tax Expense	59,516	58,047	56,129
Net Income	$ 118,149	$ 108,779	$ 96,759
Net Income Per Share — Basic	$ 2.81	$ 2.58	$ 2.28
Net Income Per Share — Diluted	$ 2.78	$ 2.54	$ 2.24